INCOME TAXES (Tables) - Old Glory Holding Co [Member]	12 Months Ended
Dec. 31, 2025
SCHEDULE OF INCOME TAX EXPENSE (BENEFIT)

The components of income tax expense (benefit) are summarized as follows for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Current taxes
Federal	$-	$-
State	-	-
	-	-
Deferred	(3,449)	(3,403)
Change in valuation allowance	3,449	3,403

	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION
	Years Ended December 31,
	2025		2024
		% of Pretax		% of Pretax
	Amount	Income	Amount	Income
U.S. federal statutory rate	$(3,117)	-21.0%	$(3,042)	21.0%

State income taxes, net of federal benefit	-	0.0%	-	0.0%
Nondeductible expenses:
Stock-based compensation	84	0.6%	38	-0.3%
Meals and entertainment	28	0.2%	41	-0.3%
Valuation allowance changes	3,005	20.2%	2,963	-20.5%

Income tax expense	$-	0.0%	$-	0.0%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The following is a summary of the components of the net deferred tax assets recognized in the accompanying statements of financial condition at December 31:

	December 31,
	2025	2024

Deferred Tax Assets
Start up costs	$713	$777
Stock based compensation	348	194
Net unrealized loss on available for sale securities	137	-
Other	75	-
Net operating losses	9,811	6,506
	11,084	7,477

Deferred Tax Liabilities
Net unrealized gain on available-for-sale securities	-	(1)
Other	(23)	(1)
	(23)	(2)

Valuation allowance	(11,061)	(7,475)

Net deferred tax assets	$-	$-

SCHEDULE OF INCOME TAX NET OPERATING LOSS CARRYFORWARDS

The Company has federal and state income tax net operating loss (“NOL”) carryforwards of the following as of December 31, 2025 and 2024 after consideration of IRS code section 382 NOL limitations:

	2025	2024	Expiration

Federal	40,796	26,900	Do not expire

Oklahoma	41,011	26,900	Do not expire